UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $449,888 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIUM INC                      COM             008916108      272     5000 SH       SOLE                     5000        0        0
ALCAN INC                       COM             013716105   112624  1125340 SH       SOLE                  1125340        0        0
ALTRIA GROUP INC                COM             02209S103      695    10000 SH       SOLE                    10000        0        0
ARCHSTONE SMITH TR              COM             039583109    74688  1241900 SH       SOLE                  1241900        0        0
B&H OCEAN CARRIERS LTD          COM             055090104     6796   400851 SH       SOLE                   400851        0        0
CHARTER COMMUNICATIONS INC D    CL A            16117M107      258   100000 SH       SOLE                   100000        0        0
CITIGROUP INC                   COM             172967101      467    10000 SH       SOLE                    10000        0        0
CLEAR CHANNEL COMMUNICATIONS    COM             184502102      300     8000 SH       SOLE                     8000        0        0
CLEARWIRE CORP                  CL A            185385309     4163   170322 SH       SOLE                   170322        0        0
COINMACH SVC CORP               CL A            19259W206    11034   920284 SH       SOLE                   920284        0        0
COINMACH SVC CORP               UNIT 99/99/9999 19259W107    18927  1023089 SH       SOLE                  1023089        0        0
COMCAST CORP NEW                CL A            20030N101      484    20000 SH       SOLE                    20000        0        0
COPA HOLDINGS SA                CL A            P31076105     2275    56800 SH       SOLE                    56800        0        0
CUMULUS MEDIA INC               CL A            231082108    10773  1054088 SH       SOLE                  1054088        0        0
DADE BEHRING HLDGS INC          COM             23342J206    32259   422513 SH       SOLE                   422513        0        0
DESIGN WITHIN REACH INC         COM             250557105     1863   385000 SH       SOLE                   385000        0        0
DUKE ENERGY CORP NEW            COM             26441C105      280    15000 SH       SOLE                    15000        0        0
EQUITY MEDIA HLDGS CORP         COM             294725106     4807  1602451 SH       SOLE                  1602451        0        0
GASTAR EXPL LTD                 COM             367299104      772   529517 SH       SOLE                   529517        0        0
GUITAR CTR MGMT INC             COM             402040109     3617    61000 SH       SOLE                    61000        0        0
HARRAHS ENTMT INC               COM             413619107     8797   125700 SH       SOLE                   125700        0        0
HILTON HOTELS CORP              COM             432848109    69503  2101540 SH       SOLE                  2101540        0        0
LEVEL 3 COMMUNICATIONS INC      COM             52729N100      140    30000 SH       SOLE                    30000        0        0
LYONDELL CHEMICAL CO            COM             552078107    34790   750600 SH       SOLE                   750600        0        0
MERITAGE HOMES CORP             COM             59001A102      141    10000 SH       SOLE                    10000        0        0
MOSAIC CO                       COM             61945A107      268     5000 SH       SOLE                     5000        0        0
MUELLER WTR PRODS INC           COM SER B       624758207      275    25000 SH       SOLE                    25000        0        0
NUVEEN INVTS INC                CL A            67090F106    37229   601050 SH       SOLE                   601050        0        0
PEABODY ENERGY CORP             COM             704549104     1109    23160 SH       SOLE                    23160        0        0
PINNACLE ENTMT INC              COM             723456109      545    20000 SH       SOLE                    20000        0        0
PINNACLE GAS RESOURCES INC      COM             723464301     2428   491481 SH       SOLE                   491481        0        0
REVLON INC                      CL A            761525500     3795  3300000 SH       SOLE                  3300000        0        0
SINCLAIR BROADCAST GROUP INC    CL A            829226109     1998   165910 SH       SOLE                   165910        0        0
TRINA SOLAR LIMITED             SPON ADR        89628E104      570    10000 SH       SOLE                    10000        0        0
WILLIAMS SCOTSMAN INTL INC      COM             96950G102      946    34154 SH       SOLE                    34154        0        0